Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: December 12, 2022

Payment Date	12/15/2022
Collection Period Start	11/1/2022
Collection Period End	11/30/2022
Interest Period Start	11/15/2022
Interest Period End	12/14/2022

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$—	$—	$—	—	Apr-22
Class A-3 Notes	$—	$—	$—	—	Nov-23
Class A-4 Notes	$92,055,129.74	$11,007,478.72	$81,047,651.02	0.650358	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$134,965,129.74	$11,007,478.72	$123,957,651.02

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$140,150,987.13	$128,920,438.02	0.103136
YSOC Amount	$2,122,022.34	$1,898,951.95
Adjusted Pool Balance	$138,028,964.79	$127,021,486.07
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$—	2.58000%	30/360	$—
Class A-3 Notes	$—	2.51000%	30/360	$—
Class A-4 Notes	$92,055,129.74	2.56000%	30/360	$196,384.28
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$134,965,129.74			$301,615.94

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$140,150,987.13	$128,920,438.02
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$138,028,964.79	$127,021,486.07
Number of Receivable Outstanding	23,412	22,751
Weight Average Contract Rate	4.55%	4.55%
Weighted Average Remaining Term (months)	20	19

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$532,683.36
Principal Collections	$11,188,930.06
Liquidation Proceeds	$81,405.19
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$11,803,018.61
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$11,803,018.61

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$116,792.49	$116,792.49	$—	$—	$11,686,226.12
Interest - Class A-1 Notes	$—	$—	$—	$—	$11,686,226.12
Interest - Class A-2 Notes	$—	$—	$—	$—	$11,686,226.12
Interest - Class A-3 Notes	$—	$—	$—	$—	$11,686,226.12
Interest - Class A-4 Notes	$196,384.28	$196,384.28	$—	$—	$11,489,841.84
First Allocation of Principal	$—	$—	$—	$—	$11,489,841.84
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$11,447,544.84
Second Allocation of Principal	$—	$—	$—	$—	$11,447,544.84
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$11,417,303.51
Third Allocation of Principal	$—	$—	$—	$—	$11,417,303.51
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$11,384,610.18
Fourth Allocation of Principal	$7,943,643.67	$7,943,643.67	$—	$—	$3,440,966.51
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,440,966.51
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$377,131.46
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$377,131.46
Remaining Funds to Certificates	$377,131.46	$377,131.46	$—	$—	$—
Total	$11,803,018.61	$11,803,018.61	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$2,122,022.34
Increase/(Decrease)	$(223,070.39)
Ending YSOC Amount	$1,898,951.95

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$138,028,964.79	$127,021,486.07
Note Balance	$134,965,129.74	$123,957,651.02
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	6	$41,619.05
Liquidation Proceeds of Defaulted Receivables[1]	0.06%	81	$81,405.19
Monthly Net Losses (Liquidation Proceeds)			$(39,786.14)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.24)%
Second Preceding Collection Period			(0.20)%
Preceding Collection Period			(0.17)%
Current Collection Period			(0.35)%
Four-Month Average Net Loss Ratio			(0.24)%
Cumulative Net Losses for All Periods			$1,616,533.07
Cumulative Net Loss Ratio			0.13%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.33%	57	$424,287.53
60-89 Days Delinquent	0.16%	26	$209,654.38
90-119 Days Delinquent	0.05%	5	$62,734.00
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.54%	88	$696,675.91

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		1	$9,576.71
Total Repossessed Inventory		1	$9,576.71

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		31	$272,388.38
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			0.15%
Preceding Collection Period			0.17%
Current Collection Period			0.21%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.12	0.09%	13	0.06%